Not FDIC Insured May Lose Value No Bank Guarantee
101-Q1PH

Statement of Investments
(unaudited)
Templeton Growth Fund, Inc. 2
Notes to Statement of Investments 5

Templeton Growth Fund, Inc.
Statement of Investments (unaudited), November 30, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks 92.4%
Belgium 3.1%
Anheuser-Busch InBev SA/NV ...... Beverages 3,384,527 $ 188,880,877
Umicore SA .................... Chemicals 1,897,404 92,789,169
281,670,046
Brazil 0.9%
Wheaton Precious Metals Corp. ..... Metals & Mining 2,076,659 86,824,077
China 1.6%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 578,294 129,167,748
Yum China Holdings, Inc. .......... Hotels, Restaurants & Leisure 281,572 14,106,757
143,274,505
France 2.6%
Danone SA ..................... Food Products 2,119,858 124,687,306
Pernod Ricard SA ................ Beverages 481,673 110,534,129
235,221,435
Germany 7.6%
adidas AG ...................... Textiles, Apparel & Luxury Goods 288,141 83,342,800
a
Continental AG .................. Auto Components 994,738 106,400,995
E.ON SE ....................... Multi-Utilities 15,130,626 186,673,141
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 1,994,473 118,925,775
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,623,085 118,609,184
Siemens AG .................... Industrial Conglomerates 497,733 79,353,428
693,305,323
Hong Kong 1.7%
AIA Group Ltd. .................. Insurance 15,217,831 160,214,210
Japan 10.8%
Fujitsu Ltd. ..................... IT Services 851,084 140,682,912
Honda Motor Co. Ltd. ............. Automobiles 3,473,034 95,116,660
Isuzu Motors Ltd. ................ Automobiles 4,270,400 57,239,650
Komatsu Ltd. ................... Machinery 5,669,902 128,281,941
Makita Corp. .................... Machinery 814,657 35,773,050
Mitsubishi Electric Corp. ........... Electrical Equipment 3,038,723 37,971,443
Nexon Co. Ltd. .................. Entertainment 3,739,643 74,248,572
Nitori Holdings Co. Ltd. ............ Specialty Retail 653,690 103,609,956
Panasonic Corp. ................. Household Durables 11,202,954 122,151,367
Sony Group Corp. ................ Household Durables 1,605,460 195,897,552
990,973,103
Norway 1.1%
Equinor ASA .................... Oil, Gas & Consumable Fuels 4,044,474 101,093,229
South Korea 2.6%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 3,974,204 239,475,772
Switzerland 2.1%
Roche Holding AG ............... Pharmaceuticals 487,437 190,300,449
United Kingdom 13.0%
AstraZeneca plc ................. Pharmaceuticals 1,314,310 144,110,426
BAE Systems plc ................ Aerospace & Defense 14,622,483 106,505,304
BP plc ......................... Oil, Gas & Consumable Fuels 32,676,094 141,788,755
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 3,149,780 73,986,815
a
Compass Group plc .............. Hotels, Restaurants & Leisure 5,851,010 114,153,548
a
InterContinental Hotels Group plc .... Hotels, Restaurants & Leisure 1,755,301 104,308,868

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
a
International Consolidated Airlines
Group SA ..................... Airlines 40,895,500 $ 69,501,647
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 2,256,603 141,321,690
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 61,846,642 100,904,646
Unilever plc ..................... Personal Products 2,695,185 138,828,148
a
Whitbread plc ................... Hotels, Restaurants & Leisure 1,528,105 56,967,531
1,192,377,378
United States 45.3%
AbbVie, Inc. .................... Biotechnology 1,453,574 167,568,011
Albemarle Corp. ................. Chemicals 593,847 158,254,287
American Express Co. ............ Consumer Finance 893,842 136,132,137
Bank of America Corp. ............ Banks 2,267,154 100,820,338
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 79,226 166,521,168
Comcast Corp., A ................ Media 2,223,943 111,152,671
a
Dollar Tree, Inc. ................. Multiline Retail 1,605,480 214,861,388
DuPont de Nemours, Inc. .......... Chemicals 2,419,448 178,942,374
a
DXC Technology Co. .............. IT Services 5,558,427 166,697,226
Freeport-McMoRan, Inc. ........... Metals & Mining 2,109,202 78,209,210
HCA Healthcare, Inc. .............. Health Care Providers & Services 609,319 137,456,273
Honeywell International, Inc. ........ Industrial Conglomerates 389,811 78,835,377
a
Hyatt Hotels Corp., A .............. Hotels, Restaurants & Leisure 969,276 76,349,870
Johnson & Johnson .............. Pharmaceuticals 1,063,990 165,907,961
Lear Corp. ..................... Auto Components 636,697 106,831,390
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 3,077,102 187,241,657
Medtronic plc ................... Health Care Equipment & Supplies 1,572,910 167,829,497
Ross Stores, Inc. ................ Specialty Retail 1,401,259 152,863,344
Southern Co. (The) ............... Electric Utilities 2,113,652 129,144,137
a
Southwest Airlines Co. ............ Airlines 2,581,275 114,608,610
Stanley Black & Decker, Inc. ........ Machinery 419,944 73,389,413
Starbucks Corp. ................. Hotels, Restaurants & Leisure 916,219 100,454,251
Sysco Corp. .................... Food & Staples Retailing 1,725,927 120,883,927
TJX Cos., Inc. (The) .............. Specialty Retail 2,310,746 160,365,772
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 1,069,123 116,331,274
UnitedHealth Group, Inc. ........... Health Care Providers & Services 313,563 139,290,956
Visa, Inc., A ..................... IT Services 646,654 125,302,146
a
Walt Disney Co. (The) ............. Entertainment 1,467,385 212,624,086
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 1,890,045 167,779,295
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 1,196,526 143,104,510
4,155,752,556
Total Common Stocks (Cost $7,119,668,113) ....................................
8,470,482,083
a a a a a
Escrows and Litigation Trusts 0.0%
a,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $7,119,668,113) .............................
8,470,482,083

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

Short Term Investments 7.8%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 7.8%
Australia 1.7%
National Australia Bank Ltd., 0.03%,
12/01/21 ..................... 150,000,000 $ 150,000,000
Canada 3.3%
National Bank of Canada, 0.06%,
12/01/21 ..................... 135,000,000 135,000,000
Royal Bank of Canada, 0.05%, 12/01/21 170,400,000 170,400,000
305,400,000
France 2.8%
BNP Paribas SA, 0.06%, 12/01/21 .... 90,000,000 90,000,000
Credit Agricole Corporate and
Investment Bank SA, 0.07%, 12/01/21 170,000,000 170,000,000
260,000,000
Total Time Deposits (Cost $715,400,000) .......................................
715,400,000
a a a a a
Total Short Term Investments (Cost $715,400,000 ) ...............................
715,400,000
a a a
Total Investments (Cost $7,835,068,113) 100.2% .................................
$9,185,882,083
Other Assets, less Liabilities (0.2)% ...........................................
(17,521,830)
Net Assets 100.0% ...........................................................
$9,168,360,253
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the value of this security was $141,321,690, representing 1.5% of net assets.
c
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.

Templeton Growth Fund, Inc.

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Templeton Growth Fund, Inc (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 281,670,046 $ — $ 281,670,046
Brazil ............................... 86,824,077 — — 86,824,077
China ............................... 143,274,505 — — 143,274,505
France .............................. — 235,221,435 — 235,221,435
Germany ............................ — 693,305,323 — 693,305,323
Hong Kong ........................... — 160,214,210 — 160,214,210
Japan ............................... — 990,973,103 — 990,973,103
Norway .............................. — 101,093,229 — 101,093,229
South Korea .......................... — 239,475,772 — 239,475,772
Switzerland ........................... — 190,300,449 — 190,300,449
United Kingdom ....................... 138,828,148 1,053,549,230 — 1,192,377,378
United States ......................... 4,155,752,556 — — 4,155,752,556
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 715,400,000 — 715,400,000
Total Investments in Securities ........... $4,524,679,286 $4,661,202,797
b
$— $9,185,882,083

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
a
Includes securities determined to have no value at November 30, 2021.
b
Includes foreign securities valued at $3,945,802,797, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.